Retirement Benefit Plans (Details) $ in Millions	12 Months Ended
	Apr. 02, 2016 USD ($)	Mar. 28, 2015 USD ($)	Mar. 29, 2014 USD ($)
U. S. Defined Contribution Plan [Member]
Retirement Benefit Plan (Textual)
Service period	2 years
Defined Contribution Plan, Company Contribution Amount	$ 11.7	$ 6.5	$ 5.5
Non-Qualified Deferred Compensation Plan [Member]
Retirement Benefit Plan (Textual)
Assets held in rabbi trust	6.5	8.6
Assets held in rabbi trust, current	0.5	5.3
Assets held in rabbi trust, noncurrent	6.0	3.3
Deferred compensation plan liability	6.5	8.6
Deferred compensation plan liability, current	0.5	5.3
Deferred compensation liability, noncurrent	6.0	3.3
Germany Defined Pension Plan [Member]
Retirement Benefit Plan (Textual)
Defined benefit plan insurance receivable	3.4
Defined Benefit Pension Plan, Benefit Obligation	11.3	12.2
Defined Benefit Pension Plan, Net Periodic Benefit Cost	$ 0.8	$ 0.4	$ 0.3
Number of retirement benefit plans offered by the Company	2